Fees and Expenses	May 29, 2026
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b‑1) Fees	None	None
Other Expenses	7.75%	7.84%
Total Annual Fund Operating Expenses	8.47%	8.56%
Fee Waiver and/or Expense Reimbursement(b)	(7.60)%	(7.60)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.87%	0.96%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)

Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.87% for Institutional Class due to sub-accounting expenses of 0.09%.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class K		Institutional Class
1 Year	$89	$98
3 Years	$1,792	$1,816
5 Years	$3,379	$3,414
10 Years	$6,890	$6,938

Expense Example, No Redemption [Table]
Class K		Institutional Class
1 Year	$89	$98
3 Years	$1,792	$1,816
5 Years	$3,379	$3,414
10 Years	$6,890	$6,938

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.69%	0.69%
Distribution (12b‑1) Fees	None	None
Other Expenses(b)	0.08%	0.17%
Total Annual Fund Operating Expenses	0.77%	0.86%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class K		Institutional Class
1 Year	$79	$88
3 Years	$246	$274
5 Years	$428	$477
10 Years	$954	$1,061

Expense Example, No Redemption [Table]
Class K		Institutional Class
1 Year	$79	$88
3 Years	$246	$274
5 Years	$428	$477
10 Years	$954	$1,061

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b‑1) Fees	None	None
Other Expenses(b)	19.43%	19.43%
Total Annual Fund Operating Expenses	20.15%	20.15%
Fee Waiver and/or Expense Reimbursement(c)	(19.28)%	(19.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.87%	0.87%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Other Expenses for Institutional Class are expected to be higher than those of Class K in the future since Institutional Class is expected to bear sub-accounting expenses.
(c)

Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement are expected to exceed 0.87% for Institutional Class in the future due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class K		Institutional Class
1 Year	$89	$89
3 Years	$3,674	$3,674
5 Years	$6,254	$6,254
10 Years	$9,971	$9,971

Expense Example, No Redemption [Table]
Class K		Institutional Class
1 Year	$89	$89
3 Years	$3,674	$3,674
5 Years	$6,254	$6,254
10 Years	$9,971	$9,971

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b‑1) Fees	None	None
Other Expenses(b)	0.09%	0.17%
Total Annual Fund Operating Expenses	0.66%(c)	0.74%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Other Expenses for Institutional Class differ due to sub-accounting expenses.
(c)	Total Annual Fund Operating Expenses for the year ended December 31, 2025 do not match the Financial Statements due to rounding.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class K		Institutional Class
1 Year	$67	$76
3 Years	$211	$237
5 Years	$368	$411
10 Years	$822	$918

Expense Example, No Redemption [Table]
Class K		Institutional Class
1 Year	$67	$76
3 Years	$211	$237
5 Years	$368	$411
10 Years	$822	$918

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of

Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b‑1) Fees	None	None
Other Expenses(b)	0.07%	0.17%
Total Annual Fund Operating Expenses	0.59%	0.69%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class K		Institutional Class
1 Year	$60	$70
3 Years	$189	$221
5 Years	$329	$384
10 Years	$738	$859

Expense Example, No Redemption [Table]
Class K		Institutional Class
1 Year	$60	$70
3 Years	$189	$221
5 Years	$329	$384
10 Years	$738	$859

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the

Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b‑1) Fees	None	None
Other Expenses(b)	0.07%	0.15%
Total Annual Fund Operating Expenses	0.57%	0.65%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class K		Institutional Class
1 Year	$58	$66
3 Years	$183	$208
5 Years	$318	$362
10 Years	$714	$810

Expense Example, No Redemption [Table]
Class K		Institutional Class
1 Year	$58	$66
3 Years	$183	$208
5 Years	$318	$362
10 Years	$714	$810

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b‑1) Fees	None	None
Other Expenses	1.00%	1.10%
Total Annual Fund Operating Expenses	1.50%	1.60%
Fee Waiver and/or Expense Reimbursement(b)	(0.85)%	(0.85)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.65%	0.75%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)

Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.10%.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class K		Institutional Class
1 Year	$66	$77
3 Years	$391	$422
5 Years	$738	$791
10 Years	$1,718	$1,828

Expense Example, No Redemption [Table]
Class K		Institutional Class
1 Year	$66	$77
3 Years	$391	$422
5 Years	$738	$791
10 Years	$1,718	$1,828

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.52%	0.52%	0.52%	0.52%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.77%	0.70%	0.67%	0.62%
(a)

Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$79	$72	$68	$63
3 Years	$246	$224	$214	$199
5 Years	$428	$390	$373	$346
10 Years	$954	$871	$835	$774

Expense Example, No Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$79	$72	$68	$63
3 Years	$246	$224	$214	$199
5 Years	$428	$390	$373	$346
10 Years	$954	$871	$835	$774

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	Classes 4 and 5 were unfunded as of December 31, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.40%	0.40%	0.40%	0.40%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.09%	0.09%	0.09%(b)	0.09%(b)
Total Annual Fund Operating Expenses	0.66%	0.59%	0.56%	0.51%
(a)

Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below

(b)	Classes 4 and 5 were unfunded as of December 31, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$67	$60	$57	$52
3 Years	$211	$189	$179	$164
5 Years	$368	$329	$313	$285
10 Years	$822	$738	$701	$640

Expense Example, No Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$67	$60	$57	$52
3 Years	$211	$189	$179	$164
5 Years	$368	$329	$313	$285
10 Years	$822	$738	$701	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.35%	0.35%	0.35%	0.35%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.59%	0.52%	0.49%	0.44%
(a)

Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$60	$53	$50	$45
3 Years	$189	$167	$157	$141
5 Years	$329	$291	$274	$246
10 Years	$738	$653	$616	$555

Expense Example, No Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$60	$53	$50	$45
3 Years	$189	$167	$157	$141
5 Years	$329	$291	$274	$246
10 Years	$738	$653	$616	$555

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.33%	0.33%	0.33%	0.33%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.57%	0.50%	0.47%	0.42%
(a)

Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$58	$51	$48	$43
3 Years	$183	$160	$151	$135
5 Years	$318	$280	$263	$235
10 Years	$714	$628	$591	$530

Expense Example, No Redemption [Table]
Class 2		Class 3	Class 4	Class 5
1 Year	$58	$51	$48	$43
3 Years	$183	$160	$151	$135
5 Years	$318	$280	$263	$235
10 Years	$714	$628	$591	$530

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%